SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Stardust Power Inc [Member] - USD ($)	1 Months Ended		3 Months Ended	10 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Number of shares, Granted	495,000	495,000		495,000
Weighted Average Grant Date Fair Value - Granted				$ 2.99
Number of shares, Vested			(3,333)	(6,667)
Weighted Average Grant Date Fair Value - Vested			$ 3.50	$ 3.50
Number of shares, Forfeited				(200,000)
Weighted Average Grant Date Fair Value - Forfeited				$ 3.50
Number of shares, Unvested			285,000	288,333
Weighted Average Grant Date Fair Value - Unvested			$ 2.62	$ 2.62
Aggregate intrinsic value				$ 7,998,367